Hedge accounting - Hedged item maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 2,537,950	R$ 248,896	R$ 225,901
0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	1,977	7,658	0
1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	13,375	0	0
2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	240,646	0	0
3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	247,514	91,698	0
4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	672,978	149,540	0
5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,361,460	0	225,901
Hedge of Fair Value
Disclosure of detailed information about hedged items [line items]
Notional value	2,188,732	0	0
Hedge of Fair Value | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	1,977
Hedge of Fair Value | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	13,375
Hedge of Fair Value | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	94,099
Hedge of Fair Value | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	44,843
Hedge of Fair Value | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	672,978
Hedge of Fair Value | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,361,460
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional value	349,218	248,896	225,901
Hedge of net investment in foreign operations | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	0	7,658	0
Hedge of net investment in foreign operations | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of net investment in foreign operations | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	146,547	0	0
Hedge of net investment in foreign operations | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	202,671	91,698	0
Hedge of net investment in foreign operations | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	149,540	0
Hedge of net investment in foreign operations | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0	R$ 0	R$ 225,901